Intangible assets	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Intangible assets
12 Intangible assets

	2025			2024
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	1,341	377	1,718	1,389	221	1,610
Additions	–	160	160	–	101	101
Amortisation for the year	–	(111)	(111)	–	(107)	(107)
Impairments for the year 1	–	(2)	(2)	(50)	(7)	(57)
Disposals	–	(17)	(17)	–	(12)	(12)
Divestment of subsidiaries and operations 2	–	–	–	–	(45)	(45)
Transfers and other movements	–	176	176	2	226	228

At the end of the financial year	1,341	583	1,924	1,341	377	1,718

– Cost	1,391	2,127	3,518	1,391	1,798	3,189
– Accumulated amortisation and impairments	(50)	(1,544)	(1,594)	(50)	(1,421)	(1,471)

1	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

2	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024.
Recognition and measurement
Goodwill
Where the fair value of the consideration paid for a business acquisition exceeds the fair value of the identifiable assets, liabilities and contingent liabilities acquired, the difference is treated as goodwill. Goodwill is not amortised and is measured at cost less any impairment losses.
Other intangibles
The Group capitalises amounts paid for the acquisition of identifiable intangible assets, such as software and licences, where it is considered that they will contribute to future periods through revenue generation or reductions in cost. These assets, classified as finite life intangible assets, are carried in the balance sheet at the fair value of consideration paid (cost) less accumulated amortisation and impairment charges. Intangible assets with finite useful lives are amortised on a straight-line basis over their useful lives. The estimated useful lives are generally no greater than eight years.
Assets classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell and therefore not amortised.